Segment information	12 Months Ended
Jun. 30, 2019
Segment Information [Abstract]
Segment information

6.	Segment information

IFRS 8 requires an entity to report financial and descriptive information about its reportable segments, which are operating segments or aggregations of operating segments that meet specified criteria. Operating segments are components of an entity about which separate financial information is available that is evaluated regularly by the CODM. According to IFRS 8, the CODM represents a function whereby strategic decisions are made and resources are assigned. The CODM function is carried out by the President of the Group, Mr. Eduardo S. Elsztain. In addition, two responsibility levels have been established for resource allocation and assessment of results of the two operations centers, through executive committees in Argentina and Israel.

Segment information is reported from the perspective of products and services: (i) agricultural business and (ii) urban properties and investment business. In addition, this last segment is reported divided from the geographic point of view in two Operations Centers to manage its global interests: Argentina and Israel. Within each operations center, the Group considers separately the various activities being developed, which represent reporting operating segments given the nature of its products, services, operations and risks. Management believes the operating segment clustering in each operations center reflects similar economic characteristics in each region, as well as similar products and services offered, types of clients and regulatory environments.

As from fiscal year 2018 the CODM reviews the operating income/loss of each business excluding the amounts related to management fees, being such amount reviewed at an aggregate level outside each business. Additionally, the CODM reviews certain corporate expenses associated with each business in an aggregate manner and separately from each of the segments, such expenses have been disclosed in the "Corporate" segment of each operation center. Segment information for the year 2017 has been recast for the purposes of comparability with the present year.

Below is the segment information prepared as follows:

Agricultural business

●	Land transformation and sales: comprises gains from the disposal and development of farmlands activities.
●	Agricultural production: segment consists of planting, harvesting and sale of crops as wheat, corn, soybeans, cotton and sunflowers; the sale of grain derivatives, such as flour and oil, breeding, purchasing and/or fattening of free-range cattle for sale to meat processors and local livestock auction markets.; agricultural services; leasing of the Group's farms to third parties; and planting, harvesting and sale of sugarcane
●	Other segments: includes, principally, slaughtering and processing in the meat refrigeration plant; and brokerage activities, among others.
●	Corporate: includes corporate expenses related to agricultural business.

Urban properties and investments business

●	Operation Center in Argentina includes the assets and operating results of the following segments:

o	Shopping Malls: includes results principally comprised of lease and service revenues related to rental of commercial space and other spaces in the shopping malls of the Group.
o	Offices: includes the operating results from lease revenues of offices, other rental spaces and other service revenues related to the office activities.
o	Sales and developments: includes the operating results of the development, maintenance and sales of undeveloped parcels of land and/or trading properties. Real estate sales results are also included.
o	Hotels: includes the operating results mainly comprised of room, catering and restaurant revenues.
o	International: includes assets and operating profit or loss from business related to associates Condor (hotels) and New Lipstick (offices).
o	Others: primarily includes the entertainment activities through La Arena and La Rural S.A. and the financial activities carried out by BHSA and Tarshop.
o	Corporate: includes the expenses related to the corporate activities of the Operations Center in Argentina.

As of fiscal year 2018, the CODM also reviews the office business as a single segment and the entertainment business in an aggregate and separate manner from offices, including that concept in the "Others" segment. Segment information for year 2017 has been recast for the purposes of comparability with the present year.

The CODM periodically reviews the results and certain asset categories and assesses performance of operating segments of this operations center based on a measure of profit or loss of the segment composed by the operating income plus the share of profit / (loss) of joint ventures and associates. The valuation criteria used in preparing this information are consistent with IFRS standards used for the preparation of the Consolidated Financial Statements, except for the following:

●	Operating results from joint ventures are evaluated by the CODM applying proportional consolidation method. Under this method, the profit/loss generated and assets are reported in the Statement of Income line-by-line based on the percentage held in joint ventures rather than in a single item as required by IFRS. Management believes that the proportional consolidation method provides more useful information to understand the business return. On the other hand, the investment in the joint venture La Rural S.A. is accounted for under the equity method since this method is considered to provide more accurate information in this case.

●	Operating results from Shopping Malls and Offices segments do not include the amounts pertaining to building administration expenses and collective promotion funds ("FPC", as per its Spanish acronym) as well as total recovered costs, whether by way of expenses or other concepts included under financial results (for example default interest and other concepts). The CODM examines the net amount from these items (total surplus or deficit between building administration expenses and FPC and recoverable expenses).

Revenues for each reporting segments derive from a large and diverse client base and, therefore, there is no revenue concentration in any particular segment.

●	Operation Center in Israel includes the assets and operating results of the following segments:

o	Real Estate: through PBC, the Group operates rental properties and residential properties in Israel, USA and other parts of the world and carries out commercial projects in Las Vegas, USA.
o	Supermarkets: segment in which, through Shufersal, the Group operated a supermarket chain in Israel. Upon the loss of control in 2018 this segment was reclassified to discontinued operations and presented as an associate since 2019.
o	Telecommunications: includes Cellcom whose main activities include the provision of mobile phone services, fixed line phone services, data and Internet and television, among others.
o	Insurance: includes the investment in Clal, insurance company which main activities includes pension and social security insurance, among others. As stated in Note 18, the Group does not have control over Clal; therefore, the business is reported in a single line as a financial asset held for sale and valued at fair value.
o	Others: includes other diverse business activities, such as technological developments, tourism, oil and gas assets, electronics, and others.
o	Corporate: includes the expenses related with the activities of the holding companies.

The CODM periodically reviews the results and certain asset categories and assesses performance of operating segments of this operations center based on a measure of profit or loss of the segment composed by the operating income plus the share of profit / (loss) of associates and joint ventures. The valuation criteria used in preparing this information are consistent with IFRS standards used for the preparation of the Consolidated Financial Statements.

Goods and services exchanged between segments are calculated on the basis of established prices. Intercompany transactions between segments, if any, are eliminated.

Within the agricultural business, most revenue from its operating segments are generated from, and their assets are located in Argentina and Brazil, mainly

Within the Operations Center in Argentina, most revenue from its operating segments is derived from, and their assets are located in, Argentina, except for the share of profit / (loss) of associates included in the "International" segment located in USA.

Within the urban properties and investment business in the operations center in Israel, most revenue from its operating segments are derived from and their assets are located in Israel, except for certain earnings from the Real Estate segment, which are generated from activities outside Israel, mainly in USA.

Within the agricultural business and the urban properties and investments business from the operations center in Argentina, the assets categories reviewed by the CODM are investment properties, property, plant and equipment, trading properties, inventories, biological assets, right to receive future units under barter agreements, investment in joint ventures and associates and goodwill. The aggregate of these assets, classified by business segment, are disclosed as "segment assets". Assets are allocated to each segment based on the operations and/or their physical location.

Below is a summarized analysis of the lines of business of the Group for the year ended June 30, 2019:

	06.30.19
	Urban Properties and Investment business (II)
	Agricultural business (I)	Operations Center in Argentina	Operations Center in Israel	Subtotal	Total segment information	Joint ventures (i)	Discontinued operations (ii)	Adjustments (iii)	Elimination of inter-segment transactions and non-reportable assets / liabilities (iv)	Total Statement of Income / Financial Position
Revenues	13,249	10,534	56,722	67,256	80,505	(65)	-	2,593	(368)	82,665
Costs	(11,309)	(2,240)	(37,127)	(39,367)	(50,676)	47	-	(2,697)	136	(53,190)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	1,424	-	-	-	1,424	-	-	-	189	1,613
Changes in the net realizable value of agricultural products after harvest	(30)	-	-	-	(30)	-	-	-	-	(30)
Gross profit / (loss)	3,334	8,294	19,595	27,889	31,223	(18)	-	(104)	(43)	31,058
Gain from disposal of farmlands	465	-	-	-	465	-	-	-	-	465
Net gain from fair value adjustment of investment properties	-	(27,621)	3,416	(24,205)	(24,205)	587	-	-	-	(23,618)
General and administrative expenses	(1,067)	(1,867)	(5,886)	(7,753)	(8,820)	11	-	-	39	(8,770)
Selling expenses	(1,114)	(759)	(7,963)	(8,722)	(9,836)	5	-	-	8	(9,823)
Other operating results, net	574	(437)	519	82	656	131	-	104	(10)	881
Management fees	-	-	-	-	-	-	-	-	-	-
Profit / (loss) from operations	2,192	(22,390)	9,681	(12,709)	(10,517)	716	-	-	(6)	(9,807)
Share of profit / (loss) of associates and joint ventures	7	(4,326)	43	(4,283)	(4,276)	(703)	-	-	-	(4,979)
Segment profit / (loss)	2,199	(26,716)	9,724	(16,992)	(14,793)	13	-	-	(6)	(14,786)
							-
Reportable assets	24,207	78,166	374,723	452,889	477,096	(415)	-	-	31,308	507,989
Reportable liabilities	-	-	(322,561)	(322,561)	(322,561)	-	-	-	(96,428)	(418,989)
Net reportable assets	24,207	78,166	52,162	130,328	154,535	(415)	-	-	(65,120)	89,000

Below is a summarized analysis of the lines of business of the Group for the year ended June 30, 2018:

	06.30.18
	Urban Properties and Investment business (II)
	Agricultural business (I)	Operations Center in Argentina	Operations Center in Israel	Subtotal	Total segment information	Joint ventures (i)	Discontinued operations (ii)	Adjustments (iii)	Elimination of inter-segment transactions and non-reportable assets / liabilities (iv)	Total Statement of Income / Financial Position
Revenues	10,681	9,706	46,138	55,844	66,525	(77)	-	3,069	(231)	69,286
Costs	(9,163)	(1,975)	(29,624)	(31,599)	(40,762)	48	-	(3,110)	106	(43,718)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	1,070	-	-	-	1,070	3	-	-	98	1,171
Changes in the net realizable value of agricultural products after harvest	372	-	-	-	372	-	-	-	-	372
Gross profit / (loss)	2,960	7,731	16,514	24,245	27,205	(26)	-	(41)	(27)	27,111
Net gain from fair value adjustment of investment properties	151	13,860	3,575	17,435	17,586	(737)	-	-	-	16,849
Gain from disposal of farmlands	1,159	-	-	-	1,159	-	-	-	-	1,159
General and administrative expenses	(967)	(1,634)	(5,299)	(6,933)	(7,900)	28	-	-	23	(7,849)
Selling expenses	(1,138)	(788)	(7,506)	(8,294)	(9,432)	11	-	-	9	(9,412)
Other operating results, net	1,079	(29)	1,494	1,465	2,544	24	-	40	4	2,612
Management fees	-	-	-	-	-	-	-	(1,019)	-	(1,019)
Profit / (loss) from operations	3,244	19,140	8,778	27,918	31,162	(700)	-	(1,020)	9	29,451
Share of profit / (loss) of associates and joint ventures	26	(2,957)	(173)	(3,130)	(3,104)	812	-	-	-	(2,292)
Segment profit / (loss)	3,270	16,183	8,605	24,788	28,058	112	-	(1,020)	9	27,159

Reportable assets	21,518	106,953	394,376	501,329	522,847	413	-	-	34,414	557,674
Reportable liabilities	-	-	(335,186)	(335,186)	(335,186)	-	-	-	(99,027)	(434,213)
Net reportable assets	21,518	106,953	59,190	166,143	187,661	413	-	-	(64,613)	123,461

Below is a summarized analysis of the lines of business of the Group for the year ended June 30, 2017:

	06.30.17
	Urban Properties and Investment business (II)
	Agricultural business (I)	Operations Center in Argentina	Operations Center in Israel	Subtotal	Total segment information	Joint ventures (i)	Discontinued operations (ii)	Adjustments (iii)	Elimination of inter-segment transactions and non-reportable assets / liabilities (iv)	Total Statement of Income / Financial Position
Revenues	8,522	9,728	46,762	56,490	65,012	(162)	-	3,287	(230)	67,907
Costs	(7,474)	(2,107)	(29,965)	(32,072)	(39,546)	103	-	(3,343)	157	(42,629)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	111	-	-	-	111	16	-	-	50	177
Changes in the net realizable value of agricultural products after harvest	(252)	-	-	-	(252)	-	-	-	-	(252)
Gross profit / (loss)	907	7,621	16,797	24,418	25,325	(43)	-	(56)	(23)	25,203
Net gain from fair value adjustment of investment properties	673	(3,649)	779	(2,870)	(2,197)	(671)	-	-	-	(2,868)
Loss from disposal of farmlands	441	-	-	-	441	-	-	-	-	441
General and administrative expenses	(917)	(1,510)	(5,583)	(7,093)	(8,010)	14	-	-	16	(7,980)
Selling expenses	(1,120)	(769)	(8,051)	(8,820)	(9,940)	14	-	-	8	(9,918)
Other operating results, net	347	(679)	(8)	(687)	(340)	(20)	-	56	6	(298)
Management fees	-	-	-	-	-	-	-	(433)	-	(433)
Profit / (loss) from operations	331	1,014	3,934	4,948	5,279	(706)	-	(433)	7	4,147
Share of (loss) / profit of associates and joint ventures	8	(965)	38	(927)	(919)	121	-	-	-	(798)
Segment profit / (loss)	339	49	3,972	4,021	4,360	(585)	-	(433)	7	3,349

Reportable assets	17,315	94,307	361,249	455,556	472,871	(1,780)	-	-	22,396	493,487
Reportable liabilities	-	-	(312,667)	(312,667)	(312,667)	-	-	-	(75,287)	(387,954)
Net reportable assets	17,315	94,307	48,582	142,889	160,204	(1,780)	-	-	(52,891)	105,533

(i)	Represents the equity value of joint ventures that were proportionately consolidated for information by segment purposes.
(ii)	Corresponds to Shufersal's deconsolidation, the Group lost control in June 2018. See Note 4.(p).
(iii)	Includes Ps. (104), Ps. (41) and Ps. (56) corresponding to Expenses and FPC and Ps. 0, Ps. (1,019) and Ps. (433) to management fees, as of June 30, 2019, 2018 and 2017, respectively.
(iv)	Includes deferred income tax assets, income tax and MPIT credits, trade and other receivables, investment in financial assets, cash and cash equivalents and intangible assets except for rights to receive future units under barter agreements, net of investments in associates with negative equity which are included in provisions in the amount of Ps. 6,058, Ps. 3,815 and Ps. 112, as of June 30, 2019, 2018 and 2017, respectively.

Agriculture line of business:

The following tables present the reportable segments of the agriculture line of business:

	06.30.19
	Agricultural production	Land transformation and sales	Corporate	Others	Total Agricultural business
Revenues	7,687	-	-	5,562	13,249
Costs	(6,622)	(17)	-	(4,670)	(11,309)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	1,420	-	-	4	1,424
Changes in the net realizable value of agricultural products after harvest	(30)	-	-	-	(30)
Gross profit / (loss)	2,455	(17)	-	896	3,334
Gain from disposal of farmlands	-	465	-	-	465
General and administrative expenses	(671)	(2)	(192)	(202)	(1,067)
Selling expenses	(639)	(1)	-	(474)	(1,114)
Other operating results, net	470	1	-	103	574
Management fees	-	-	-	-	-
Profit / (loss) from operations	1,615	446	(192)	323	2,192
Share of profit / (loss) of associates	39	-	-	(32)	7
Segment profit / (loss)	1,654	446	(192)	291	2,199
	-
Investment properties	1,843	-	-	-	1,843
Property, plant and equipment	14,147	104	-	537	14,788
Investments in associates	274	-	-	16	290
Other reportable assets	5,928	-	-	1,358	7,286
Reportable assets	22,192	104	-	1,911	24,207

From all of the Group's revenues corresponding to Agricultural Business, Ps. 8,872 are originated in Argentina and Ps. 4,377 in other countries, principally in Brazil for Ps.4,057.

From all of the Group's assets included in the segment corresponding to Agricultural Business, Ps. 9,630 are located in Argentina and Ps. 14,576 in other countries, principally in Brazil for Ps. 13,276.

	06.30.18
	Agricultural production	Land transformation and sales	Corporate	Others	Total Agricultural business
Revenues	6,275	-	-	4,406	10,681
Costs	(5,169)	(25)	-	(3,969)	(9,163)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	1,076	-	-	(6)	1,070
Changes in the net realizable value of agricultural products after harvest	372	-	-	-	372
Gross profit / (loss)	2,554	(25)	-	431	2,960
Net gain from fair value adjustment of investment properties	-	151	-	-	151
Gain from disposal of farmlands	-	1,159	-	-	1,159
General and administrative expenses	(615)	(2)	(157)	(193)	(967)
Selling expenses	(836)	-	-	(302)	(1,138)
Other operating results, net	125	881	-	73	1,079
Management fees	-	-	-	-	-
Profit / (Loss) from operations	1,228	2,164	(157)	9	3,244
Share of profit / (loss) of associates	28	-	-	(2)	26
Segment profit / (loss)	1,256	2,164	(157)	7	3,270

Investment properties	1,436	-	-	-	1,436
Property, plant and equipment	13,728	92	-	423	14,243
Investments in associates	220	-	-	64	284
Other reportable assets	4,948	-	-	607	5,555
Reportable assets	20,332	92	-	1,094	21,518

From all of the Group's revenues corresponding to Agricultural Business, Ps. 7,902 are originated in Argentina and Ps. 2,779 in other countries, principally in Brazil for Ps.2,530.

From all of the Group's assets included in the segment corresponding to Agricultural Business, Ps. 8,210 are located in Argentina and Ps. 13,308 in other countries, principally in Brazil for Ps. 11,984.

	06.30.17
	Agricultural production	Land transformation and sales	Corporate	Others	Total Agricultural business
Revenues	4,705	-	-	3,817	8,522
Costs	(3,968)	(34)	-	(3,472)	(7,474)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	109	-	-	2	111
Changes in the net realizable value of agricultural products after harvest	(252)	-	-	-	(252)
Gross profit / (loss)	594	(34)	-	347	907
Net gain from fair value adjustment of investment properties	-	673	-	-	673
Loss from disposal of farmlands	-	441	-	-	441
General and administrative expenses	(558)	(2)	(185)	(172)	(917)
Selling expenses	(812)	-	-	(308)	(1,120)
Other operating results, net	282	-	-	65	347
Management fees	-	-	-	-	-
Profit / (Loss) from operations	(494)	1,078	(185)	(68)	331
Share of profit / (loss) of associates	16	-	-	(8)	8
Segment profit / (loss)	(478)	1,078	(185)	(76)	339

Investment properties	614	-	-	-	614
Property, plant and equipment	11,885	64	-	394	12,343
Investments in associates	242	-	-	8	250
Other reportable assets	3,597	-	-	511	4,108
Reportable assets	16,338	64	-	913	17,315

From all of the Group's revenues corresponding to Agricultural Business, Ps. 6,723 are originated in Argentina and Ps. 1,799 in other countries, principally in Brazil for Ps. 1,494.

From all of the Group's assets included in the segment corresponding to Agricultural Business, Ps. 8,334 are located in Argentina and Ps. 8,981 in other countries, principally in Brazil for Ps. 6,749.

(I)	Urban properties and investments line of business

Below is a summarized analysis of the lines of business of Group's operations center in Argentina for the fiscal years ended June 30, 2019, 2018 and 2017:

	06.30.19
	Shopping Malls	Offices	Sales and developments	Hotels	International	Corporate	Others	Total
Revenues	5,976	1,566	783	2,066	10	-	133	10,534
Costs	(543)	(107)	(369)	(1,111)	(4)	-	(106)	(2,240)
Gross profit / (loss)	5,433	1,459	414	955	6	-	27	8,294
Net gain from fair value adjustment of investment properties	(28,394)	535	496	-	4	-	(262)	(27,621)
General and administrative expenses	(661)	(145)	(182)	(344)	(93)	(363)	(79)	(1,867)
Selling expenses	(371)	(69)	(83)	(221)	-	-	(15)	(759)
Other operating results, net	(57)	(23)	(208)	80	(9)	-	(220)	(437)
Management fees	-	-	-	-	-	-	-	-
Profit / (Loss) from operations	(24,050)	1,757	437	470	(92)	(363)	(549)	(22,390)
Share of profit / (loss) of associates and joint ventures	-	-	(26)	-	(2,574)	-	(1,726)	(4,326)
Segment profit / (loss)	(24,050)	1,757	411	470	(2,666)	(363)	(2,275)	(26,716)

Investment and trading properties	35,057	21,992	19,435	-	63	-	743	77,290
Property, plant and equipment	182	95	-	1,416	126	-	-	1,819
Investment in associates and joint ventures	-	-	310	-	(5,053)	-	3,425	(1,318)
Other reportable assets	79	86	129	18	-	-	63	375
Reportable assets	35,318	22,173	19,874	1,434	(4,864)	-	4,231	78,166

From all the revenues corresponding to the Operations Center in Argentina, Ps. 10,189 are originated in Argentina, Ps. 335 in Uruguay and Ps. 10 in the U.S. No external client represents 10% or more of revenue of any of the reportable segments.

From all of the assets corresponding to the Operations Center in Argentina segments, Ps. 82,638 are located in Argentina and Ps. (4,580) in other countries, principally in USA for Ps. (4,864) and Uruguay for Ps. 284.

	06.30.18
	Shopping Malls	Offices	Sales and developments	Hotels	International	Corporate	Others	Total
Revenues	6,822	932	210	1,711	-	-	31	9,706
Costs	(580)	(87)	(104)	(1,170)	-	-	(34)	(1,975)
Gross profit	6,242	845	106	541	-	-	(3)	7,731
Net gain from fair value adjustment of investment properties	4,384	4,088	5,134	-	-	-	254	13,860
General and administrative expenses	(597)	(152)	(138)	(341)	(82)	(269)	(55)	(1,634)
Selling expenses	(425)	(100)	(40)	(218)	-	-	(5)	(788)
Other operating results, net	(65)	(16)	96	(28)	(40)	-	24	(29)
Management fees	-	-	-	-	-	-	-	-
Profit / (Loss) from operations	9,539	4,665	5,158	(46)	(122)	(269)	215	19,140
Share of profit / (loss) of associates and joint ventures	-	-	3	-	(3,096)	-	136	(2,957)
Segment profit / (loss)	9,539	4,665	5,161	(46)	(3,218)	(269)	351	16,183

Investment and trading properties	62,959	19,691	17,608	-	-	-	933	101,191
Property, plant and equipment	149	84	-	1,494	138	-	-	1,865
Investment in associates and joint ventures	-	-	313	-	(2,707)	-	5,773	3,379
Other reportable assets	89	86	132	19	-	-	192	518
Reportable assets	63,197	19,861	18,053	1,513	(2,569)	-	6,898	106,953

From all the revenues corresponding to the Operations Center in Argentina, 100% are originated in Argentina. No external client represents 10% or more of revenue of any of the reportable segments.

From all of the assets corresponding to the Operations Center in Argentina segments, Ps. 109,244 are located in Argentina and Ps. (2,261) in other countries, principally in USA for Ps. (2,569) and Uruguay for Ps. 308.

	06.30.17
	Shopping Malls	Offices	Sales and developments	Hotels	International	Corporate	Others	Total
Revenues	6,991	945	203	1,577	-	-	12	9,728
Costs	(745)	(147)	(103)	(1,104)	-	-	(8)	(2,107)
Gross profit / (loss)	6,246	798	100	473	-	-	4	7,621
Net gain from fair value adjustment of investment properties	(5,883)	1,293	290	-	-	-	651	(3,649)
General and administrative expenses	(582)	(157)	(73)	(304)	(89)	(290)	(15)	(1,510)
Selling expenses	(401)	(103)	(42)	(216)	-	-	(7)	(769)
Other operating results, net	(75)	(22)	(73)	2	(528)	-	17	(679)
Management fees	-	-	-	-	-	-	-	-
Profit / (Loss) from operations	(695)	1,809	202	(45)	(617)	(290)	650	1,014
Share of profit / (loss) of associates and joint ventures	-	-	(16)	-	(352)	-	(597)	(965)
Segment profit / (loss)	(695)	1,809	186	(45)	(969)	(290)	53	49

Investment and trading properties	57,983	14,641	11,531	-	-	-	495	84,650
Property, plant and equipment	173	405	-	1,583	-	-	-	2,161
Investment in associates and joint ventures	-	-	226	-	1,293	-	5,653	7,172
Other reportable assets	92	89	93	20	-	-	30	324
Reportable assets	58,248	15,135	11,850	1,603	1,293	-	6,178	94,307

From all the revenues corresponding to the Operations Center in Argentina, 100% are originated in Argentina. No external client represents 10% or more of revenue of any of the reportable segments.

From all of the assets corresponding to the Operations Center in Argentina segments, Ps. 92,362 are located in Argentina and Ps. 1,676 in other countries, principally in USA for Ps. 1,293 and Uruguay for Ps. 383.

Below is a summarized analysis of the lines of business of Group's Operations Center in Israel for the years ended June 30, 2019, 2018 and 2017:

	06.30.19
	Real Estate	Supermarkets	Telecommunications	Insurance	Corporate	Others	Total
Revenues	15,340	-	40,236	-	-	1,146	56,722
Costs	(6,828)	-	(29,683)	-	-	(616)	(37,127)
Gross profit	8,512	-	10,553	-	-	530	19,595
Net gain from fair value adjustment of investment properties	3,416	-	-	-	-	-	3,416
General and administrative expenses	(762)	-	(3,344)	-	(740)	(1,040)	(5,886)
Selling expenses	(270)	-	(7,390)	-	-	(303)	(7,963)
Other operating results, net	-	-	278	-	-	241	519
Management fees	-	-	-	-	-	-	-
Profit / (Loss) from operations	10,896	-	97	-	(740)	(572)	9,681
Share of profit/ (loss) of associates and joint ventures	174	502	-	-	-	(633)	43
Segment profit / (loss)	11,070	502	97	-	(740)	(1,205)	9,724

Reportable assets	212,301	16,102	76,531	15,839	29,062	24,888	374,723
Reportable liabilities	(164,810)	-	(59,333)	-	(88,569)	(9,849)	(322,561)
Net reportable assets	47,491	16,102	17,198	15,839	(59,507)	15,039	52,162

No external client represents 10% or more of the revenue of any of the reportable segments. From all assets corresponding to the Operations Center in Israel segments, Ps. 51,895 are located in USA (Ps. 54,340 in 2018 and Ps. 43,869 in 2017), Ps. 1,385 (Ps. 1,632 in 2018 and Ps. 1,546 in 2017) in India and the remaining are located in Israel.

	06.30.18
	Real Estate	Supermarkets	Telecommunications	Insurance	Corporate	Others	Total
Revenues	10,763	-	34,332	-	-	1,043	46,138
Costs	(4,451)	-	(24,621)	-	-	(552)	(29,624)
Gross profit	6,312	-	9,711	-	-	491	16,514
Net gain from fair value adjustment of investment properties	3,575	-	-	-	-	-	3,575
General and administrative expenses	(644)	-	(3,214)	-	(597)	(844)	(5,299)
Selling expenses	(202)	-	(7,038)	-	-	(266)	(7,506)
Other operating results, net	179	-	540	-	798	(23)	1,494
Management fees	-	-	-	-	-	-	-
Profit / (Loss) from operations	9,220	-	(1)	-	201	(642)	8,778
Share of profit / (loss) of associates and joint ventures	233	-	-	-	-	(406)	(173)
Segment profit / (loss)	9,453	-	(1)	-	201	(1,048)	8,605

Reportable assets	208,525	20,696	77,471	19,064	33,187	35,433	394,376
Reportable liabilities	(162,110)	-	(60,369)	-	(108,847)	(3,860)	(335,186)
Net reportable assets	46,415	20,696	17,102	19,064	(75,660)	31,573	59,190

	06.30.17
	Real Estate	Supermarkets	Telecommunications	Insurance	Corporate	Others	Total
Revenues	10,480	-	35,062	-	-	1,220	46,762
Costs	(4,971)	-	(24,536)	-	-	(458)	(29,965)
Gross profit	5,509	-	10,526	-	-	762	16,797
Net gain from fair value adjustment of investment properties	779	-	-	-	-	-	779
General and administrative expenses	(636)	-	(3,499)	-	(836)	(612)	(5,583)
Selling expenses	(199)	-	(7,491)	-	-	(361)	(8,051)
Other operating results, net	70	-	238	-	(105)	(211)	(8)
Management fees	-	-	-	-	-	-	-
Profit / (Loss) from operations	5,523	-	(226)	-	(941)	(422)	3,934
Share of profit / (loss) of associates and joint ventures	66	-	-	-	-	(28)	38
Segment profit / (loss)	5,589	-	(226)	-	(941)	(450)	3,972

Reportable assets	142,054	64,914	54,722	17,243	28,083	54,233	361,249
Reportable liabilities	(115,624)	(52,904)	(45,163)	-	(67,154)	(31,822)	(312,667)
Net reportable assets	26,430	12,010	9,559	17,243	(39,071)	22,411	48,582